Reporting Entity	12 Months Ended
Dec. 31, 2022
Reporting Entity [Abstract]
Reporting Entity	Reporting Entity
Allego N.V. (“Allego” or the “Company”), a continuation of the former Allego Holding B.V. (“Allego Holding”) as detailed below, was incorporated as a Dutch private limited liability company (besloten vennootschap met beperkte aansprakelijkheid) on June 3, 2021 under the laws of the Netherlands, under the name of Athena Pubco B.V.

On March 16, 2022, Athena Pubco B.V. changed its legal form from a private limited liability company to a public limited liability company (naamloze vennootschap), changed its name to Allego N.V. and entered into the Deed of Conversion containing the Articles of Association of Allego N.V. Allego N.V. consummated the previously announced business combination (“the SPAC Transaction”) with Spartan Acquisition Corp. III (“Spartan”) pursuant to the terms of the business combination agreement (“BCA”) and became a publicly traded company on the New York Stock Exchange (“NYSE”).The new public company — Allego N.V. — trades under the Allego name with the ticker “ALLG”. The Company’s registered seat and head office are in Arnhem, the Netherlands. Its head office is located at Westervoortsedijk 73 KB, 6827 AV in Arnhem, the Netherlands. The Company is registered with the Dutch Trade Register under number 82985537.

The Company’s main activity is enabling electrification through designing, building and the operation of charging solutions for electric vehicles in Europe. The Company services corporate customers with the long-term operation of comprehensive charging solutions. The Company’s goal is to offer the best EV charging experience with end-to-end charging solutions through different charging products (e.g. slow, fast, ultra-fast charging) in combination with our EV Cloud platform and additional service support. Upon completion of the BCA, Allego N.V. underwent a capital restructuring process which resulted in additional shares being issued to Madeleine Charging B.V. (“Madeleine”), an external consulting firm, the Private Investment in Public Entity (“PIPE”) Investors and former Spartan shareholders. The majority of the Allego N.V. shares are held by Madeleine which is an indirectly controlled subsidiary of Meridiam SAS (“Meridiam”) – a global investor and asset manager based in Paris, France. Meridiam specializes in the development, financing and long-term management of sustainable public infrastructure in the mobility, energy transition and social infrastructure sectors.
These financial statements are consolidated financial statements for the group consisting of Allego N.V. and its subsidiaries (jointly referred to as the “Group” or “Allego Group”). Further disclosure on why the Company’s consolidated financial statements include comparative information for transactions occurring during the years ended December 31, 2021 and 2020, despite the Company only being incorporated on June 3, 2021, is provided in Note 2 and Note 3. Allego’s principal subsidiaries are listed in Note 36.